Schedule of Warrant Outstanding and Fair Values (Details) - USD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Balance as of December 31, 2023				$ 1,076,766		$ 1,076,766		$ 952,648
Number of Warrants - Equity Classified Outstanding		117,903
Weighted Average Exercise Price Outstanding		$ 20.00		$ 20.00		$ 20.00		$ 20.00
Change in fair value of warrants				$ (172,000)		$ (1,076,766)		$ 124,118
Balance as of March 31, 2024				905,000				$ 1,076,766
Number of Warrants - Equity Classified Outstanding						117,903
Weighted Average Exercise Price Outstanding						$ 20.00		$ 20.00
Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Balance as of December 31, 2023			[1]	$ 500,000	[1]	$ 500,000	[1]
Number of Warrants - Equity Classified Outstanding			[2]	12,924	[2]	12,924	[2]
Weighted Average Exercise Price Outstanding				$ 13.93		$ 13.93
Fair value as of period beginning balance, fair value
Change in fair value of warrants						$ 35,000		225,000
Credit Line and Draw amounts	[2]
Fair value, shares	[3]
Fair value, per share
Fair value						$ 35,000		$ 225,000
Fair value				$ 180,000		180,000
Balance as of March 31, 2024	[1]							$ 500,000
Number of Warrants - Equity Classified Outstanding	[2]							12,924
Weighted Average Exercise Price Outstanding								$ 13.93
Fair value
Agex Therapeutics Inc [Member] | 2022 Secured Note [Member]
Restructuring Cost and Reserve [Line Items]
Line of credit increase						2,000,000,000
Agex Therapeutics Inc [Member] | Initial measurement date of 2/14/2022 [Member]
Restructuring Cost and Reserve [Line Items]
Change in fair value of warrants	[1]							$ 13,160,000
Fair value, shares	[2]							239,860
Fair value, per share								$ 17.11
Fair value								$ 4,103,000
Agex Therapeutics Inc [Member] | 2/14/2022 [Member]
Restructuring Cost and Reserve [Line Items]
Change in fair value of warrants	[4]							$ (7,160,000)
Fair value, shares	[3]							(130,501)
Fair value, per share								$ 17.11
Fair value								$ (2,232,000)
Agex Therapeutics Inc [Member] | 2/15/2022 [Member]
Restructuring Cost and Reserve [Line Items]
Change in fair value of warrants	[4]							$ (1,000,000)
Fair value, shares	[3]							(18,226)
Fair value, per share								$ 18.81
Fair value								$ (343,000)
Agex Therapeutics Inc [Member] | 4/4/2022 [Member]
Restructuring Cost and Reserve [Line Items]
Change in fair value of warrants	[4]							$ (1,000,000)
Fair value, shares	[3]							(16,162)
Fair value, per share								$ 20.59
Fair value								$ (333,000)
Agex Therapeutics Inc [Member] | 6/6/2022 [Member]
Restructuring Cost and Reserve [Line Items]
Change in fair value of warrants	[4]							$ (1,000,000)
Fair value, shares	[3]							(19,995)
Fair value, per share								$ 20.84
Fair value								$ (417,000)
Agex Therapeutics Inc [Member] | 8/16/2022 [Member]
Restructuring Cost and Reserve [Line Items]
Change in fair value of warrants	[4]							$ (1,000,000)
Fair value, shares	[3]							(21,222)
Fair value, per share								$ 16.07
Fair value								$ (341,000)
Agex Therapeutics Inc [Member] | 10/21/2022 [Member]
Restructuring Cost and Reserve [Line Items]
Change in fair value of warrants	[4]							$ (500,000)
Fair value, shares	[3]							(10,301)
Fair value, per share								$ 15.42
Fair value								$ (159,000)
Agex Therapeutics Inc [Member] | 12/14/2022 [Member]
Restructuring Cost and Reserve [Line Items]
Change in fair value of warrants	[4]							$ (1,000,000)
Fair value, shares	[3]							(24,096)
Fair value, per share								$ 13.40
Fair value								$ (323,000)
Agex Therapeutics Inc [Member] | 1/25/2023 [Member]
Restructuring Cost and Reserve [Line Items]
Change in fair value of warrants	[4]					$ (500,000)
Fair value, shares	[3]					(9,671)
Fair value, per share						$ 18.98
Fair value						$ (184,000)
Agex Therapeutics Inc [Member] | 9/2/2023 [Member]
Restructuring Cost and Reserve [Line Items]
Change in fair value of warrants	[1]					$ 2,000,000
Fair value, shares	[2]					40,457
Fair value, per share						$ 16.38
Fair value						$ 663,000
Agex Therapeutics Inc [Member] | 2/15/2023 [Member]
Restructuring Cost and Reserve [Line Items]
Change in fair value of warrants	[4]					$ (1,000,000)
Fair value, shares	[3]					(22,801)
Fair value, per share						$ 14.99
Fair value						$ (342,000)
Agex Therapeutics Inc [Member] | 4/4/2023 [Member]
Restructuring Cost and Reserve [Line Items]
Change in fair value of warrants	[4]					$ (1,000,000)
Fair value, shares	[3]					(21,507)
Fair value, per share						$ 16.39
Fair value						$ (352,000)

[1]	Amount of credit available under the 2022 Secured Note on date of inception and as of each period end date. For this purpose, the date on which the 2022 Secured Note was amended and restated to increase the line of credit by $2,000,000 was treated as a new Inception Date for that portion of the line of credit.
[2]	Number of warrants issuable, as applicable, (a) if the amount of credit available was drawn for measurement as of the applicable inception date, or (b) subsequently for remeasurement as of each period end date.
[3]	Number of warrants issued upon receipt of amounts drawn against the 2022 Secured Note as of the date presented.
[4]	Amount of drawdown as of the date presented.